Consolidated Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Consolidated Real Estate and Accumulated Depreciation
Forestar Group Inc.
Schedule III — Consolidated Real Estate and Accumulated Depreciation
Year-End 2012
(In thousands)

		Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at End of Period
Description	Encumbrances	Land	Buildings & Improvements	Improvements less Cost of Sales and Other	Carrying Costs(a)	Land & Land Improvements	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired
Entitled, Developed, and Under Development Projects:
CALIFORNIA
Contra Costa County
San Joaquin River		$12,225		$(3,310)		$8,915		$8,915			(b)
COLORADO
Douglas County
Pinery West		7,308		2,219		9,527		9,527		2006	2006
Weld County
Buffalo Highlands		3,001		575		3,576		3,576		2006	2005
Johnstown Farms		2,749		2,643	$188	5,580		5,580		2002	2002
Stonebraker		3,878		(1,271)		2,607		2,607		2005	2005
FLORIDA
Hillsborough County
Bridle Path Estates		2,683				2,683		2,683			2012
GEORGIA
Bartow County
Towne West		936		923		1,859		1,859			(b)
Euharlee North		269		138		407		407			(b)
Parkside at Woodbury		134		374		508		508			(b)
Coweta County
Cedar Creek Preserve		852		228		1,080		1,080			(b)
Corinth Landing		607		585		1,192		1,192			(b)
Coweta South Industrial Park		532		477		1,009		1,009			(b)
Fox Hall		166		2,239		2,405		2,405			(b)
Genesee		480		1,176		1,656		1,656			(b)
Dawson County
Woodlands at Burt Creek		71		1,670		1,741		1,741			(b)
TEXAS
Bastrop County
Hunter’s Crossing		3,613		7,593	358	11,564		11,564		2001	2001
The Colony		8,726		12,575	161	21,462		21,462		1999	1999
Bexar County
Cibolo Canyons		25,569		50,978	1,549	78,096		78,096		2004	1986
Calhoun County
Caracol	$6,517	8,603		3,953	2,047	14,603		14,603		2006	2006
Harbor Mist		2,822		(2,822)		—		—			2007

		Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at End of Period
Description	Encumbrances	Land	Buildings & Improvements	Improvements less Cost of Sales and Other	Carrying Costs(a)	Land & Land Improvements	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired
Collin County
Lakes of Prosper		$8,951		$7		$8,958		$8,958			2012
Maxwell Creek		9,904		(4,204)	$635	6,335		6,335		2000	2000
Timber Creek	$3,431	7,282		3,053		10,335		10,335		2007	2007
Village Park		6,550		(129)	81	6,502		6,502			2012
Comal County
Oak Creek Estates		1,921		1,892	175	3,988		3,988		2006	2005
Dallas County
Stoney Creek		12,822		1,324	158	14,304		14,304		2007	2007
Denton County
Lantana	5,403	31,451		831		32,282		32,282		2000	1999
The Preserve at Pecan Creek		5,855		857	436	7,148		7,148		2006	2005
Fort Bend County
Summer Lakes		4,269		(1,003)		3,266		3,266			2012
Summer Park		4,803		(1,381)		3,422		3,422			2012
Willow Creek Farms	113	3,479		2,161		5,640		5,640			2012
Harris County
Barrington		8,950		(1,720)		7,230		7,230			2011
City Park	28	3,946		(2,732)	1,641	2,855		2,855		2002	2001
Hays County
Arrowhead Ranch		12,856		1,978		14,834		14,834			2007
Hood County
Harbor Lakes		3,514		355	312	4,181		4,181		2000	1998
Nueces County
Tortuga Dunes		12,080		10,289		22,369		22,369			2006
Tarrant County
Summer Creek Ranch		2,887		(482)		2,405		2,405			2012
The Bar C Ranch		1,365		24		1,389		1,389			2012
Williamson County
Westside at Buttercup Creek		13,149		(10,573)	488	3,064		3,064		1993	1993
Chandler Road Properties	400	3,552		(546)		3,006		3,006		2004	2004
La Conterra		4,023		1,743	293	6,059		6,059			2006
MISSOURI
Clay County
Somerbrook		3,061		(218)	13	2,856		2,856		2003	2001
Other		27,390		(9,284)	823	18,929		18,929
Total Entitled, Developed, and Under Development Projects	$15,892	$279,284	$—	$73,185	$9,358	$361,827	$—	$361,827	$—

		Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at End of Period
Description	Encumbrances	Land	Buildings & Improvements	Improvements less Cost of Sales and Other	Carrying Costs(a)	Land & Land Improvements	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired
Undeveloped Land and land in entitlement:
CALIFORNIA
Los Angeles County
Land In Entitlement Process		$3,969		$11,393		$15,362		$15,362			1997
GEORGIA
Bartow County
Undeveloped Land		4,055		85		4,140		4,140
Carroll County
Undeveloped Land		6,619		131		6,750		6,750
Land In Entitlement Process		9,309		2,343		11,652		11,652
Cherokee County
Undeveloped Land		3,522		98		3,620		3,620
Land In Entitlement Process		2,400		568		2,968		2,968
Coweta County
Undeveloped Land		473		318		791		791
Land In Entitlement Process		2,128		412		2,540		2,540
Dawson County
Undeveloped Land		2,394		1,761		4,155		4,155
Gilmer County
Undeveloped Land		2,908		22		2,930		2,930
Lumpkin County
Undeveloped Land		3,117		4		3,121		3,121
Paulding County
Undeveloped Land		1,406		242		1,648		1,648
Pickens County
Undeveloped Land		2,400		29		2,429		2,429
TEXAS
Bexar County
Undeveloped Land				1,588		1,588		1,588
Harris County
Land in Entitlement Process		685		1,141		1,826		1,826
San Augustine County
Undeveloped Land		1,610				1,610		1,610
Other
Undeveloped Land		9,692		4,114		13,806		13,806
Land in Entitlement Process		3,179		(1,427)		1,752		1,752
Total Undeveloped Land and land in entitlement	$—	$59,866	$—	$22,822	$—	$82,688	$—	$82,688	$—

		Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at End of Period
Description	Encumbrance	Land	Buildings & Improvements	Improvements less Cost of Sales and Other	Carrying Costs(a)	Land & Land Improvements	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired
Income Producing Properties:
NORTH CAROLINA
Mechlanburg County
East Morehead		$5,779		$175		$5,954		$5,954			2012
TENNESSEE
Davidson County
Westmont		11,546		(124)		11,422		11,422			2012
TEXAS
Dallas County
Cedar Hill		2,267		1,231		3,498		3,498			2011
Travis County
Radisson Hotel & Suites	15,400		$10,603	35,668			$46,271	46,271	$(26,279)
Promesa	18,771	2,872		27,226	$551	30,649		30,649	(592)	2006	2006
Hood County
Harbor Lakes Golf Club			1,446	1,615			3,061	3,061	(1,349)	2000	1998
Total Income Producing Properties	$34,171	$22,464	$12,049	$65,791	$551	$51,523	$49,332	$100,855	$(28,220)
Total	$50,063	$361,614	$12,049	$161,798	$9,909	$496,038	$49,332	$545,370	$(28,220)
  _____________________

(a)	We do not capitalize carrying costs until development begins.

(b)	The acquisition date for this land is not available.
Reconciliation of real estate:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$592,322	$585,090	$567,229
Amounts capitalized	143,711	66,338	65,024
Amounts retired or adjusted	(190,663)	(59,106)	(47,163)
Balance at close of period	$545,370	$592,322	$585,090
Reconciliation of accumulated depreciation:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$(26,955)	$(23,438)	$(24,417)
Depreciation expense	(3,640)	(3,547)	(2,582)
Amounts retired or adjusted	2,375	30	3,561
Balance at close of period	$(28,220)	$(26,955)	$(23,438)